SUPPLEMENT DATED JUNE 12, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/LAZARD SMALL CAP EQUITY FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Fund is managed on a team basis by Patrick Mullin, Andrew Lacey, and Daniel Breslin. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of US/Global Products of Lazard. Mr. Breslin is a Senior Vice President, Portfolio Manager/Analyst Lazard Asset Management LLC (New York). Mr. Breslin is a Portfolio Manager/Analyst on the U.S. Small Cap Equity and U.S. Small-Mid Cap Equity portfolio teams. Mr. Breslin began working in the investment field in 1992. Prior to joining Lazard in 2002, Mr. Breslin was with Guardian Life and New York Life.

Mr. Lacey and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since May 2003 and January 2001, respectively. Mr. Breslin has had responsibility for the day-to-day management of the Fund since June 2008.




This Supplement is dated June 12, 2008.

(To be used with VC3656 03/08,  VC4224  03/08,  FVC4224FT  03/08,  VC5526 03/08,
VC5869 03/08,  VC5890 03/08,  VC5995 03/08,  VC3723 03/08,  VC3723 03/08, VC5825
03/08,  VC5884 03/8, VC5885 03/08,  NV3174CE 03/08,  NV4224 03/08, NV5526 03/08,
NV5869 03/08,  NV5890 03/08,  NV3784 03/08, NV5825 03/08, HR105 03/08 and VC2440
03/08.)

                                                                   CMX1422 06/08

                         SUPPLEMENT DATED JUNE 12, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 119, PLEASE DELETE THE TABLE FOR THE JNL/LAZARD SMALL CAP EQUITY FUND IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

JNL/Lazard Small Cap Equity Fund

--------------------------- -------------------------------------------------------------- ---------------------------------
                                                                                            ACCOUNTS WITH RESPECT TO WHICH
                                                                                             THE ADVISORY FEE IS BASED ON
                                               OTHER ACCOUNTS MANAGED                       THE PERFORMANCE OF THE ACCOUNT
--------------------------- -------------------------------------------------------------- ---------------------------------
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
PORTFOLIO MANAGER             CATEGORY OF ACCOUNT      NUMBER OF       TOTAL ASSETS IN        NUMBER OF      TOTAL ASSETS
                                                      ACCOUNTS IN   ACCOUNTS IN CATEGORY     ACCOUNTS IN    IN ACCOUNTS IN
                                                       CATEGORY                               CATEGORY         CATEGORY
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
Andrew D. Lacey             Registered Investment          8         $13,333,014,397.52           0               N/A
                            Companies
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Pooled                  46          $1,206,837,196.55           0               N/A
                            Investment Vehicles
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Accounts                489         $3,876,789,581.54           0               N/A
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
Patrick M. Mullen           Registered Investment          2           $200,382,911.66            0               N/A
                            Companies
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Pooled                   2           $25,202,750.72             0               N/A
                            Investment Vehicles
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Accounts                14           $132,187,742.20            0               N/A
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
Daniel Breslin              Registered Investment          2           $198,598,332.09            0               N/A
                            Companies
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Pooled                   2           $25,202,750.72             0               N/A
                            Investment Vehicles
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------
                            Other Accounts                17           $196,283,259.48            0               N/A
--------------------------- ------------------------ -------------- ---------------------- ---------------- ----------------


ON PAGE 121, IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" PLEASE DELETE THE TABLE FOR THE JNL/LAZARD SMALL CAP EQUITY FUND IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/LAZARD SMALL CAP EQUITY FUND

-------------------------------------- ---------------------- --------------------- -----------------------
SECURITY OWNERSHIP OF PORTFOLIO               Andrew               Patrick M.               Daniel
MANAGERS                                       Lacey                 Mullin                Breslin
-------------------------------------- ---------------------- --------------------- -----------------------
None                                             X                     X                      X
-------------------------------------- ---------------------- --------------------- -----------------------
$1-$10,000
-------------------------------------- ---------------------- --------------------- -----------------------
$10,001-$50,000
-------------------------------------- ---------------------- --------------------- -----------------------
$50,001-$100,000
-------------------------------------- ---------------------- --------------------- -----------------------
$100,001-$500,000
-------------------------------------- ---------------------- --------------------- -----------------------
$500,001-$1,000,000
-------------------------------------- ---------------------- --------------------- -----------------------
Over $1,000,000
-------------------------------------- ---------------------- --------------------- -----------------------

This Supplement is dated June 12, 2008.

(To be used with V3180 03/08.)

                                                                   CMX1423 06/08